Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net:
Property and equipment, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Computer systems and servers	$1,290	$1,083
Test and computer equipment	17,239	16,988
Lab equipment	9,608	9,604
Furniture and fixtures	275	286
Leasehold improvements	3,880	3,637
Total	$32,292	$31,598
Less: Accumulated depreciation	(15,022)	(13,285)
Property and equipment, net	$17,270	$18,313
For the three months ended June 30, 2026 and 2025, the Company recognized depreciation expense of $1,149 and $927, respectively. For the six months ended June 30, 2026 and 2025, the Company recognized depreciation expense of $2,301 and $1,873, respectively.
As of June 30, 2026, the Company had $4,770 in equipment deposits for property and equipment, which are classified as long-term deposits on the consolidated balance sheets. When the underlying assets are delivered, installed, and placed in service, they will be reclassified to property and equipment, net.